Consolidated statement of cash flows - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Profit/(loss) before tax		£ 2,068		£ 2,152		£ (1,199)
Adjustments for non-cash items
Depreciation, amortisation and impairment		148		61		128
Net loss/(gain) from investing activities	[1]	83		(66)		2,002
Share of (profit)/loss in associates and joint ventures		(18)		43		30
Change in expected credit losses gross of recoveries and other credit impairment charges		165		161		253
Provisions including pensions		78		132		192
Share-based payment expense		61		58		46
Other non-cash items included in profit/(loss) before tax		(180)		(165)		(16)
Elimination of exchange differences	[2]	4,883		4,426		(6,761)
Changes in operating assets and liabilities		(1,479)		(3,172)		37,515
– change in net trading securities and derivatives		(13,266)		(15,528)		(6,213)
– change in loans and advances to banks and customers		(455)		4,245		(2,717)
– change in reverse repurchase agreements – non-trading		9,341		(13,531)		6,251
– change in financial assets designated and otherwise mandatorily measured at fair value		(1,954)		(3,296)		2,729
– change in other assets		4,734		(5,707)		(7,359)
– change in deposits by banks and customer accounts		14,113		7,548		19,835
– change in repurchase agreements – non-trading		(13,813)		20,516		5,641
– change in debt securities in issue		6,018		6,175		(1,060)
– change in financial liabilities designated at fair value		4,937		4,042		(1,827)
– change in other liabilities		(10,026)		(7,506)		21,393
– dividend received from associates		0		15		7
– contributions paid to defined benefit plans		(20)		(5)		(10)
– tax (paid)/received		(1,088)		(140)		845
Net cash from operating activities		5,809		3,630		32,190
Cash flows from investing activities
– purchase of financial investments		(32,587)		(26,586)		(13,227)
– proceeds from the sale and maturity of financial investments		23,272		15,497		20,490
– net cash flows from the purchase and sale of property, plant and equipment		(16)		(31)		(20)
– net investment in intangible assets		(149)		(125)		(28)
– net cash outflow from investment in associates and acquisition of businesses and subsidiaries	[3]	(955)		(1,161)		(29)
– net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[4]	(8,631)		(394)		0
Net cash from investing activities		(19,066)		(12,800)		7,186
Cash flows from financing activities
– issue of ordinary share capital and other equity instruments		2,782		584		628
– redemption of other equity instruments		(213)		0		0
- subordinated loan capital issued	[5]	2,777		3,246		3,111
– subordinated loan capital repaid	[5]	(474)		(2,693)		(2,248)
– dividends to the parent company		(535)		(961)		(1,052)
– funds received from the parent company		0		0		1,465
– dividends paid to non-controlling interests		(11)		(7)		(2)
Net cash from financing activities		4,326		169		1,902
Net increase in cash and cash equivalents		(8,931)		(9,001)		41,278
Cash and cash equivalents at 1 Jan		177,037	[6]	189,907	[6]	140,923
Exchange difference in respect of cash and cash equivalents		(5,178)		(3,869)		7,706
Cash and cash equivalents at 31 Dec	[6]	162,928		177,037		189,907
Cash and cash equivalents comprise of
– cash and balances at central banks		119,184		110,618		131,433
– loans and advances to banks of one month or less		13,285		12,970		13,801
– reverse repurchase agreement with banks of one month or less		15,908		28,704		23,182
– treasury bills, other bills and certificates of deposit less than three months		143		144		294
– cash collateral, net settlement accounts and items in course of collection from/transmission to other banks		12,783		16,323		19,272
- cash and cash equivalents held for sale	[7]	£ 1,625		£ 8,278		£ 1,925

[1]	Balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.
[2]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[3]	During 2024, HSBC Bank plc acquired PBRS from HSBC Private Banking Holdings (Suisse) SA ('PBSU') for net £941m and during 2023, HSBC Bank plc acquired HBBM from HSBC Overseas Holdings (UK) Limited ('HOHU') for £990m and HBCE acquired PBLU for £170m.
[4]	Includes £(8.6)bn of net cash outflow on sale of our retail banking operations in France in January 2024 and £(667)m on sale of the assets of our HBCE Greece branch in 2023.
[5]	Subordinated liabilities changes during the year are attributable to cash flows from issuance £2,777m (2023: £3,246m; 2022: £3,111m) and repayment of £(474)m (2023: £(2,693)m; 2022: £(2,248)m) of securities as presented in the Consolidated statement of cash flows. Non-cash changes during the year included foreign exchange (losses)/gains £(445)m (2023: £(420)m; 2022: £711m) and fair value (losses)/gains £(45)m (2023: £62m; 2022: £(427)m).
[6]	At 31 December 2024, £19,884m (2023: £26,554m; 2022: £23,395m) was not available for use by the group due to a range of restrictions including currency exchange and other restrictions.
[7]	Includes £1,511m (2023: £177m, 2022: £1,562m) of cash and balances at central banks; £114m (2023: £8,103m; 2022: £114m) of loans and advances to banks of one month or less, nil (2023: nil; 2022: £208m) of reverse repurchase agreements with banks of one month or less and remaining nil (2023: £(2)m; 2022: £41m) relates to other cash and cash equivalents.